Convertible Loans (Details) - Schedule of loan agreements with third parties - USD ($)		12 Months Ended
		Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Convertible loans:
Convertible shares (in Shares)		246,960
Convertible loans		$ 3,754,269	$ 460,000	$ 5,717,737
Fumei Shi [Member]
Convertible loans:
Annual Interest Rate	[1]	15.00%
Convertible shares (in Shares)	[1]	73,719
Maturity (Months)	[1]	2022-12
Convertible loans	[1]	$ 1,449,863		1,569,218
Guoqiang Chen [Member]
Convertible loans:
Annual Interest Rate	[2]	12.00%
Convertible shares (in Shares)	[2]	22,116
Maturity (Months)	[2]	2023-09
Convertible loans	[2]	$ 869,918		941,531
Sunny Concord International Ltd [Member]
Convertible loans:
Annual Interest Rate	[3]	15.00%
Convertible shares (in Shares)	[3]	36,860
Maturity (Months)	[3]	2022-12
Convertible loans	[3]	$ 782,049		774,699
Senbiao Hu [Member]
Convertible loans:
Annual Interest Rate	[4]	15.00%
Convertible shares (in Shares)	[4]	18,430
Maturity (Months)	[4]	2022-11
Convertible loans	[4]	$ 362,466		392,305
Jun Xu [Member]
Convertible loans:
Annual Interest Rate	[5]	15.00%
Convertible shares (in Shares)	[5]	14,744
Maturity (Months)	[5]	2023-05
Convertible loans	[5]	$ 289,973		313,844
Jinzhi Li [Member]
Convertible loans:
Annual Interest Rate	[6]	14.40%
Convertible shares (in Shares)	[6]	73,719
Maturity (Months)	[6]	2022-08
Convertible loans	[6]			1,569,218
Chunhui Li [Member]
Convertible loans:
Annual Interest Rate	[7]	15.00%
Convertible shares (in Shares)	[7]	7,372
Maturity (Months)	[7]	2022-11
Convertible loans	[7]			$ 156,922

[1]	The loan was extended in January, 2023. Pursuant to the extension agreement, the loan would be settled in cash without the conversion option (Note 17). The principal and interest of the loan were repaid in April, 2023.
[2]	The loan was originally matured before September, 2022 and extended in September 2022. In April 2023, the loan was extended to May 31, 2023 with annual interest rate of 12% (Note 17).
[3]	The loan was extended in January, 2023. Pursuant to the extension agreement, the loan would be settled in cash without the conversion option. In April, 2023, the maturity date of the loan was changed to May 31, 2023 with annual interest rate of 15% (Note 17).
[4]	The loan was extended in February, 2023. Pursuant to the extension agreement, the loan would be settled in cash without the conversion option. The principal and interest of the loan were repaid in March, 2023 (Note 17).
[5]	The loan was originally matured before May 2022 and extended in In August, 2022. In April, 2023, the loan was further extended to May 31, 2023.
[6]	The principal and interest of the loan were repaid in 2022.
[7]	The principal and interest of the loan were repaid in 2022.